                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21591
                                    --------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI        64111
--------------------------------------------------------------------------------
                  (Address of principal executive offices)      (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:     07-31
                         -------------------------------------------------------

Date of reporting period:    10-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) INCOME PORTFOLIO
OCTOBER 31, 2006

[american century investments logo and text logo]

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 41.7%
           522,545  NT Equity Growth Fund
                    Institutional Class                             $  5,528,533
           264,016  NT Growth Fund
                    Institutional Class(2)                             2,790,649
           435,099  NT Large Company Value Fund
                    Institutional Class                                4,703,420
           158,467  NT Mid Cap Value Fund
                    Institutional Class                                1,689,258
            85,030  NT Small Company Fund
                    Institutional Class                                  806,084
           113,215  NT Vista Fund
                    Institutional Class(2)                             1,018,935
            13,514  Real Estate Fund
                    Institutional Class                                  445,692
                                                                 ---------------
                                                                      16,982,571
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.4%
           232,186  High-Yield Fund Institutional Class                1,479,025
           274,837  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,946,253
         1,016,601  NT Diversified Bond Fund
                    Institutional Class                               10,409,995
                                                                 ---------------
                                                                      14,835,273
                                                                 ---------------
MONEY MARKET FUNDS - 9.5%
         3,847,542  Premium Money Market Fund
                    Investor Class                                     3,847,541
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 6.8%
           200,185  International Bond Fund
                    Institutional Class                                2,776,566
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.4%
           219,534  NT International Growth Fund
                    Institutional Class(2)                             2,197,535
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   40,639,486
                                                                 ---------------
(Cost $39,288,172)

OTHER ASSETS AND LIABILITIES - 0.2%                                       71,746
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 40,711,232
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 39,449,596
                                                                 ===============
Gross tax appreciation of investments                              $  1,353,148
Gross tax depreciation of investments                                  (163,258)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,189,890
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                            OCTOBER 31, 2006
                       JULY 31, 2006   PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST         COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
----------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO

NT Equity
Growth Fund
Institutional Class        466,081    $  841,077  $  267,263   $   (184)       $ 12,411     522,545  $ 5,528,533
NT Growth Fund
Institutional Class(2)     235,532       420,425     134,227       (656)              -     264,016    2,790,649
NT Large
Company Value Fund
Institutional Class        388,517       711,627     225,444        537          18,900     435,099    4,703,420
NT Mid Cap
Value Fund
Institutional Class        141,077       258,618      82,245          6           4,650     158,467    1,689,258
NT Small
Company Fund
Institutional Class         75,409       129,209      44,710     (3,559)              -      85,030      806,084
NT Vista Fund
Institutional Class(2)     100,680       161,575      58,400     (6,985)              -     113,215    1,018,935
Real Estate Fund
Institutional Class         12,122        63,946      20,816         24           1,608      13,514      445,692
High-Yield Fund
Institutional Class        205,631       245,774      80,452     (2,334)         23,756     232,186    1,479,025
Inflation-Adjusted
Bond Fund
Institutional Class        243,667       491,609     164,736     (8,570)         32,033     274,837    2,946,253
NT Diversified
Bond Fund
Institutional Class        901,183     1,721,175     548,099     (1,718)        122,414   1,016,601   10,409,995
Premium Money
Market Fund
Investor Class           3,405,795       647,126     205,379          -          45,444   3,847,542    3,847,541
International
Bond Fund
Institutional Class        177,722       452,704     148,479     (4,594)              -     200,185    2,776,566
NT International
Growth Fund
Institutional Class(2)     196,623       323,341     106,400     (3,635)              -     219,534    2,197,535
                       -----------------------------------------------------------------------------------------
                                      $6,468,206  $2,086,650   $(31,668)       $261,216              $40,639,486
                       =========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit WWW.LIVESTRONG.ORG.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2015 PORTFOLIO
OCTOBER 31, 2006

[american century investments logo and text logo]

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 47.1%
         1,538,072  NT Equity Growth Fund
                    Institutional Class                             $ 16,272,802
         1,141,006  NT Growth Fund
                    Institutional Class(2)                            12,060,433
         1,389,541  NT Large Company Value Fund
                    Institutional Class                               15,020,938
           649,241  NT Mid Cap Value Fund
                    Institutional Class                                6,920,909
           298,721  NT Small Company Fund
                    Institutional Class                                2,831,875
           600,899  NT Vista Fund
                    Institutional Class(2)                             5,408,091
            61,364  Real Estate Fund
                    Institutional Class                                2,023,785
                                                                 ---------------
                                                                      60,538,833
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 33.4%
           668,192  High-Yield Fund Institutional Class                4,256,383
           791,441  Inflation-Adjusted Bond Fund
                    Institutional Class                                8,484,248
         2,938,356  NT Diversified Bond Fund
                    Institutional Class                               30,088,755
                                                                 ---------------
                                                                      42,829,386
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 9.2%
           280,858  NT Emerging Markets Fund
                    Institutional Class(2)                             2,867,560
           890,509  NT International Growth Fund
                    Institutional Class(2)                             8,913,995
                                                                 ---------------
                                                                      11,781,555
                                                                 ---------------
MONEY MARKET FUNDS - 5.2%
         6,612,893  Premium Money Market Fund
                    Investor Class                                     6,612,893
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.0%
           464,844  International Bond Fund
                    Institutional Class                                6,447,386
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  128,210,053
                                                                 ---------------
(Cost $123,966,116)

OTHER ASSETS AND LIABILITIES - 0.1%                                      190,261
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $128,400,314
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 124,099,337
                                                                 ===============
Gross tax appreciation of investments                             $   4,715,376
Gross tax depreciation of investments                                  (604,660)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   4,110,716
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

THE FUND INVESTS IN A COMBINATION OF UNDERLYING AMERICAN CENTURY FUNDS. THE
FUND'S ASSET ALLOCATION IS INTENDED TO DIVERSIFY INVESTMENTS AMONG STOCKS,
BONDS, AND CASH EQUIVALENTS. THE PORTFOLIO HOLDINGS OF EACH UNDERLYING FUND ARE
AVAILABLE AT AMERICANCENTURY.COM OR UPON REQUEST AT 1-800-345-2021.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                             OCTOBER 31, 2006
                        JULY 31, 2006    PURCHASE    SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST       COST    GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
-----------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO

NT Equity Growth Fund
Institutional Class       1,380,570    $ 1,665,917  $ 65,561   $    (65)     $ 36,308     1,538,072  $ 16,272,802
NT Growth Fund
Institutional Class(2)    1,024,610      1,223,827    48,470       (337)            -     1,141,006    12,060,433
NT Large Company
Value Fund
Institutional Class       1,248,519      1,529,907    60,229        (74)       59,988     1,389,541    15,020,938
NT Mid Cap Value Fund
Institutional Class         581,803        713,813    28,217       (137)       18,935       649,241     6,920,909
NT Small Company Fund
Institutional Class         266,651        305,782    13,130     (1,086)            -       298,721     2,831,875
NT Vista Fund
Institutional Class(2)      537,679        577,869    25,970     (3,231)            -       600,899     5,408,091
Real Estate Fund
Institutional Class          55,301        196,272     7,858        (37)        7,250        61,364     2,023,785
High-Yield Fund
Institutional Class         595,761        475,887    19,638       (904)       68,425       668,192     4,256,383
Inflation-Adjusted
Bond Fund
Institutional Class         706,080        951,824    39,656     (2,214)       92,281       791,441     8,484,248
NT Diversified
Bond Fund
Institutional Class       2,622,086      3,345,719   131,945       (443)      354,115     2,938,356    30,088,755
NT Emerging
Markets Fund
Institutional Class(2)      253,841        271,709    11,016       (298)            -       280,858     2,867,560
NT International
Growth Fund
Institutional Class(2)      802,143        883,858    35,990     (1,228)            -       890,509     8,913,995
Premium Money
Market Fund
Investor Class            5,894,217        748,073    29,397          -        78,181     6,612,893     6,612,893
International
Bond Fund
Institutional Class         415,182        706,859    29,539     (1,720)            -       464,844     6,447,386
                        -----------------------------------------------------------------------------------------
                                       $13,597,316  $546,616   $(11,774)     $715,483                $128,210,053
                        =========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit WWW.LIVESTRONG.ORG.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2025 PORTFOLIO
OCTOBER 31, 2006

[american century investments logo and text logo]

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 54.5%
         2,182,745  NT Equity Growth Fund
                    Institutional Class                             $ 23,093,442
         2,159,492  NT Growth Fund
                    Institutional Class(2)                            22,825,830
         2,104,033  NT Large Company Value Fund
                    Institutional Class                               22,744,597
           902,338  NT Mid Cap Value Fund
                    Institutional Class                                9,618,923
           738,611  NT Small Company Fund
                    Institutional Class                                7,002,032
         1,033,023  NT Vista Fund
                    Institutional Class(2)                             9,297,207
           114,799  Real Estate Fund
                    Institutional Class                                3,786,071
                                                                 ---------------
                                                                      98,368,102
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.0%
           769,700  High-Yield Fund Institutional Class                4,902,989
           904,097  Inflation-Adjusted Bond Fund
                    Institutional Class                                9,691,920
         3,321,660  NT Diversified Bond Fund
                    Institutional Class                               34,013,813
                                                                 ---------------
                                                                      48,608,722
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.3%
           615,567  NT Emerging Markets Fund
                    Institutional Class(2)                             6,284,939
         1,763,327  NT International Growth Fund
                    Institutional Class(2)                            17,650,903
                                                                 ---------------
                                                                      23,935,842
                                                                 ---------------
MONEY MARKET FUNDS - 4.6%
         8,360,443  Premium Money Market Fund
                    Investor Class                                     8,360,443
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 0.5%
            62,125  International Bond Fund
                    Institutional Class                                  861,674
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  180,134,783
                                                                 ---------------
(Cost $174,035,728)

OTHER ASSETS AND LIABILITIES - 0.1%                                      218,283
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $180,353,066
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 174,198,909
                                                                 ===============
Gross tax appreciation of investments                             $   7,038,116
Gross tax depreciation of investments                                (1,102,242)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   5,935,874
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                             OCTOBER 31, 2006
                         JULY 31, 2006    PURCHASE    SALES     REALIZED    DISTRIBUTIONS   SHARE        MARKET
FUND/UNDERLYING FUND     SHARE BALANCE      COST       COST    GAIN (LOSS)   RECEIVED(1)   BALANCE        VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        1,937,538    $ 2,521,631 $  26,498   $  (169)      $ 51,064     2,182,745  $ 23,093,442
NT Growth Fund
Institutional Class(2)     1,917,716      2,471,204    26,046      (254)             -     2,159,492    22,825,830
NT Large
Company Value Fund
Institutional Class        1,869,552      2,471,208    25,854       (45)        90,023     2,104,033    22,744,597
NT Mid Cap
Value Fund
Institutional Class          799,340      1,058,908    11,103       (39)        26,076       902,338     9,618,923
NT Small
Company Fund
Institutional Class          651,704        806,737     9,270      (837)             -       738,611     7,002,032
NT Vista Fund
Institutional Class(2)       913,828      1,058,967    12,680    (1,616)             -     1,033,023     9,297,207
Real Estate Fund
Institutional Class          102,308        392,480     4,189        (8)        13,445       114,799     3,786,071
High-Yield Fund
Institutional Class          677,982        584,888     6,411      (301)        78,340       769,700     4,902,989
Inflation-Adjusted
Bond Fund
Institutional Class          796,775      1,159,804    12,746      (629)       104,727       904,097     9,691,920
NT Diversified
Bond Fund
Institutional Class        2,928,445      4,034,829    42,201       (77)       397,882     3,321,660    34,013,813
NT Emerging
Markets Fund
Institutional Class(2)       550,499        635,239     6,900      (256)             -       615,567     6,284,939
NT International
Growth Fund
Institutional Class(2)     1,571,037      1,865,940    20,300      (808)             -     1,763,327    17,650,903
Premium Money
Market Fund
Investor Class             7,362,225      1,008,744    10,526         -         98,242     8,360,443     8,360,443
International
Bond Fund
Institutional Class           54,841        100,481     1,092        (8)             -        62,125       861,674
                         -----------------------------------------------------------------------------------------
                                        $20,171,060  $215,816   $(5,047)      $859,799                $180,134,783
                         =========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit WWW.LIVESTRONG.ORG.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2035 PORTFOLIO
OCTOBER 31, 2006

[american century investments logo and text logo]

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.7%
DOMESTIC EQUITY FUNDS - 63.8%
         1,192,100  NT Equity Growth Fund
                    Institutional Class                             $ 12,612,418
         1,202,933  NT Growth Fund
                    Institutional Class(2)                            12,715,002
         1,192,579  NT Large Company Value Fund
                    Institutional Class                               12,891,779
           576,776  NT Mid Cap Value Fund
                    Institutional Class                                6,148,432
           354,836  NT Small Company Fund
                    Institutional Class                                3,363,845
           660,918  NT Vista Fund
                    Institutional Class(2)                             5,948,262
            68,952  Real Estate Fund
                    Institutional Class                                2,274,037
                                                                 ---------------
                                                                      55,953,775
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 19.6%
           261,680  High-Yield Fund Institutional Class                1,666,902
           313,797  Inflation-Adjusted Bond Fund
                    Institutional Class                                3,363,903
         1,185,803  NT Diversified Bond Fund
                    Institutional Class                               12,142,627
                                                                 ---------------
                                                                      17,173,432
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.8%
           466,352  NT Emerging Markets Fund
                    Institutional Class(2)                             4,761,454
           911,604  NT International Growth Fund
                    Institutional Class(2)                             9,125,156
                                                                 ---------------
                                                                      13,886,610
                                                                 ---------------
MONEY MARKET FUNDS - 0.5%
           402,174  Premium Money Market Fund
                    Investor Class                                       402,174
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   87,415,991
                                                                 ---------------
(Cost $84,109,067)

OTHER ASSETS AND LIABILITIES - 0.3%                                      221,731
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 87,637,722
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 84,200,976
                                                                 ===============
Gross tax appreciation of investments                              $  3,748,058
Gross tax depreciation of investments                                  (533,043)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,215,015
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                           OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE     SALES    REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST   GAIN (LOSS)    RECEIVED(1)   BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        998,380    $ 2,068,049  $ 89,637   $    308      $ 26,785     1,192,100  $12,612,418
NT Growth Fund
Institutional Class(2)   1,008,391      2,068,006    90,046        (98)            -     1,202,933   12,715,002
NT Large Company
Value Fund
Institutional Class      1,000,250      2,104,285    91,315        210        49,019     1,192,579   12,891,779
NT Mid Cap
Value Fund
Institutional Class        481,782      1,015,741    44,230        (29)       16,004       576,776    6,148,432
NT Small
Company Fund
Institutional Class        294,609        580,264    27,860     (2,598)            -       354,836    3,363,845
NT Vista Fund
Institutional Class(2)     550,757      1,015,723    50,810     (6,620)            -       660,918    5,948,262
Real Estate Fund
Institutional Class         58,093        354,592    15,499         (6)        7,769        68,952    2,274,037
High-Yield Fund
Institutional Class        216,648        297,327    13,511       (557)       25,581       261,680    1,666,902
Inflation-Adjusted
Bond Fund
Institutional Class        259,945        602,059    27,432     (1,211)       34,912       313,797    3,363,903
NT Diversified
Bond Fund
Institutional Class        982,924      2,155,126    93,912       (172)      136,469     1,185,803   12,142,627
NT Emerging
Markets Fund
Institutional Class(2)     394,918        725,424    32,840     (1,262)            -       466,352    4,761,454
NT International
Growth Fund
Institutional Class(2)     767,610      1,451,139    65,780     (2,651)            -       911,604    9,125,156
Premium Money
Market Fund
Investor Class             332,790         72,542     3,158          -         4,539       402,174      402,174
                       ----------------------------------------------------------------------------------------
                                      $14,510,277  $646,030   $(14,686)     $301,078                $87,415,991
                       ========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit WWW.LIVESTRONG.ORG.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2045 PORTFOLIO
OCTOBER 31, 2006

[american century investments logo and text logo]

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 68.9%
           804,139  NT Equity Growth Fund
                    Institutional Class                            $   8,507,791
           811,919  NT Growth Fund
                    Institutional Class(2)                             8,581,984
           802,915  NT Large Company Value Fund
                    Institutional Class                                8,679,511
           390,012  NT Mid Cap Value Fund
                    Institutional Class                                4,157,528
           266,520  NT Small Company Fund
                    Institutional Class                                2,526,610
           446,442  NT Vista Fund
                    Institutional Class(2)                             4,017,978
            52,260  Real Estate Fund
                    Institutional Class                                1,723,534
                                                                 ---------------
                                                                      38,194,936
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 16.8%
           380,307  NT Emerging Markets Fund
                    Institutional Class(2)                             3,882,934
           543,699  NT International Growth Fund
                    Institutional Class(2)                             5,442,427
                                                                 ---------------
                                                                       9,325,361
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 14.2%
           121,021  High-Yield Fund Institutional Class                  770,904
           143,129  Inflation-Adjusted Bond Fund
                    Institutional Class                                1,534,343
           544,617  NT Diversified Bond Fund
                    Institutional Class                                5,576,870
                                                                 ---------------
                                                                       7,882,117
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   55,402,414
                                                                 ---------------
(Cost $53,069,697)

OTHER ASSETS AND LIABILITIES - 0.1%                                       33,416
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  55,435,830
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  53,145,964
                                                                 ===============
Gross tax appreciation of investments                             $   2,555,101
Gross tax depreciation of investments                                  (298,651)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments               $   2,256,450
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                          OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST   GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       622,511     $ 1,936,171  $ 96,965   $   (137)      $ 18,585    804,139  $ 8,507,791
NT Growth Fund
Institutional Class(2)    628,776       1,936,147    97,231       (406)             -    811,919    8,581,984
NT Large
Company Value Fund
Institutional Class       623,017       1,967,920    98,540       (132)        33,942    802,915    8,679,511
NT Mid Cap
Value Fund
Institutional Class       300,760         952,120    47,610          8         11,135    390,012    4,157,528
NT Small
Company Fund
Institutional Class       203,767         602,922    32,530     (2,340)             -    266,520    2,526,610
NT Vista Fund
Institutional Class(2)    343,690         952,075    53,890     (6,263)             -    446,442    4,017,978
Real Estate Fund
Institutional Class        40,745         373,735    18,793         53          6,048     52,260    1,723,534
NT Emerging
Markets Fund
Institutional Class(2)    299,005         825,094    42,221       (939)             -    380,307    3,882,934
NT International
Growth Fund
Institutional Class(2)    424,763       1,206,051    62,277     (1,959)             -    543,699    5,442,427
High-Yield Fund
Institutional Class        92,365         190,286     9,959       (406)        11,641    121,021      770,904
Inflation-Adjusted
Bond Fund
Institutional Class       109,499         380,644    20,086       (983)        15,729    143,129    1,534,343
NT Diversified
Bond Fund
Institutional Class       416,572       1,371,143    68,885       (298)        61,705    544,617    5,576,870
                       --------------------------------------------------------------------------------------
                                      $12,694,308  $648,987   $(13,802)      $158,785             $55,402,414
                       ======================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit WWW.LIVESTRONG.ORG.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY CONSERVATIVE
OCTOBER 31, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 39.7%
         1,079,862  Diversified Bond Fund
                    Investor Class                                  $ 10,809,419
                                                                 ---------------
MONEY MARKET FUNDS - 24.7%
         6,740,789  Prime Money Market Fund
                    Investor Class                                     6,740,789
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 24.4%
            54,116  Equity Growth Fund Investor Class                  1,389,158
            37,674  Growth Fund Investor Class                           828,451
           300,010  Large Company Value Fund
                    Investor Class                                     2,211,074
            17,238  Real Estate Fund Investor Class                      567,820
            27,845  Small Company Fund
                    Investor Class                                       278,728
           150,117  Value Fund Investor Class                          1,176,917
            12,716  Vista Fund Investor Class(2)                         207,907
                                                                 ---------------
                                                                       6,660,055
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 11.0%
           216,171  International Bond Fund
                    Investor Class                                     2,993,968
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   27,204,231
                                                                 ---------------
(Cost $26,458,226)

OTHER ASSETS AND LIABILITIES - 0.2%                                       59,607
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 27,263,838
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  26,595,145
                                                                 ===============
Gross tax appreciation of investments                             $     638,650
Gross tax depreciation of investments                                   (29,564)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $     609,086
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                         OCTOBER 31, 2006
                       JULY 31, 2006   PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST        COST   GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified
Bond Fund
Investor Class             124,597    $3,006,071  $111,517   $(3,327)       $102,127      150,117    1,176,917
Prime Money
Market Fund
Investor Class              23,366     1,880,928    68,734         -          67,634       12,716      207,907
Equity Growth Fund
Investor Class             788,890       341,860    14,822      (105)          2,503    1,079,862  $10,809,419
Growth Fund
Investor Class           4,928,595       204,915    19,268      (133)              -    6,740,789    6,740,789
Large Company
Value Fund
Investor Class              40,991       606,341    21,027       109           6,978       54,116    1,389,158
Real Estate Fund
Investor Class              28,952       136,255    22,248       (29)          1,611       37,674      828,451
Small Company Fund
Investor Class             218,520        83,776     3,181      (363)              -      300,010    2,211,074
Value Fund
Investor Class              13,617       296,921   102,378     1,075           4,034       17,238      567,820
Vista Fund
Investor Class(2)           19,521        80,689   246,452     2,437               -       27,845      278,728
International
Bond Fund
Investor Class             161,605       776,575    31,694    (1,383)              -      216,171    2,993,968
                       ---------------------------------------------------------------------------------------
                                      $7,414,331  $641,321   $(1,719)       $184,887               $27,204,231
                       =======================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): CONSERVATIVE
OCTOBER 31, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 38.5%
           520,913  Equity Growth Fund Investor Class               $ 13,371,837
           352,597  Growth Fund Investor Class                         7,753,608
         2,205,495  Large Company Value Fund
                    Investor Class                                    16,254,498
            92,270  Real Estate Fund Investor Class                    3,039,374
           223,424  Small Company Fund
                    Investor Class                                     2,236,474
         1,133,213  Value Fund Investor Class                          8,884,390
           294,887  Vista Fund Investor Class(2)                       4,821,402
                                                                 ---------------
                                                                      56,361,583
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.5%
         5,338,678  Diversified Bond Fund
                    Investor Class                                    53,440,167
                                                                 ---------------
MONEY MARKET FUNDS - 9.8%
        14,407,448  Prime Money Market Fund
                    Investor Class                                    14,407,448
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 8.9%
           945,602  International Bond Fund
                    Investor Class                                    13,096,588
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.1%
           762,908  International Growth Fund
                    Investor Class                                     8,971,798
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  146,277,584
                                                                 ---------------
(Cost $139,691,218)

OTHER ASSETS AND LIABILITIES - 0.2%                                      249,884
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $146,527,468
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 140,033,464
                                                                 ===============
Gross tax appreciation of investments                             $   6,301,337
Gross tax depreciation of investments                                   (57,217)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   6,244,120
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                               OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE     SALES      REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity Growth Fund
Investor Class             410,926    $ 2,750,092  $    9,024   $   (332)     $ 24,944        520,913  $ 13,371,837
Growth Fund
Investor Class             268,644      1,796,002       5,092       (244)            -        352,597     7,753,608
Large Company
Value Fund
Investor Class           1,703,728      3,613,999      10,252       (123)       54,080      2,205,495    16,254,498
Real Estate Fund
Investor Class              75,911        609,620      94,224       (155)        8,925         92,270     3,039,374
Small Company Fund
Investor Class             162,944        589,099       1,698       (240)            -        223,424     2,236,474
Value Fund
Investor Class             963,764      1,860,165     572,827        707        31,012      1,133,213     8,884,390
Vista Fund
Investor Class(2)          276,338      1,106,108     842,290    (42,257)            -        294,887     4,821,402
Diversified
Bond Fund
Investor Class           4,061,092     12,746,489      36,341     (1,650)      517,262      5,338,678    53,440,167
Prime Money
Market Fund
Investor Class          10,993,126      3,423,959       9,637          -       148,307     14,407,448    14,407,448
International
Bond Fund
Investor Class             737,059      2,852,405       9,332       (649)            -        945,602    13,096,588
International
Growth Fund
Investor Class             653,301      1,888,687     658,691    (19,875)            -        762,908     8,971,798
                       --------------------------------------------------------------------------------------------
                                      $33,236,625  $2,249,408   $(64,818)     $784,530                 $146,277,584
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): MODERATE
OCTOBER 31, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 48.8%
         2,149,518  Equity Growth Fund
                    Investor Class                                  $ 55,178,127
         1,367,772  Growth Fund Investor Class                        30,077,306
         4,804,961  Large Company Value Fund
                    Investor Class                                    35,412,563
           221,089  Real Estate Fund Investor Class                    7,282,672
           713,733  Small Company Fund
                    Investor Class                                     7,144,467
         2,036,359  Value Fund Investor Class                         15,965,055
         1,304,451  Vista Fund Investor Class(2)                      21,327,774
                                                                 ---------------
                                                                     172,387,964
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.0%
         8,645,672  Diversified Bond Fund
                    Investor Class                                    86,543,176
         1,363,440  High-Yield Fund Investor Class                     8,685,113
                                                                 ---------------
                                                                      95,228,289
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.3%
         1,560,617  Emerging Markets Fund
                    Investor Class                                    14,529,344
         3,047,366  International Growth Fund
                    Investor Class                                    35,837,024
                                                                 ---------------
                                                                      50,366,368
                                                                 ---------------
MONEY MARKET FUNDS - 5.9%
        20,717,531  Prime Money Market Fund
                    Investor Class                                    20,717,531
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 3.9%
         1,007,433  International Bond Fund
                    Investor Class                                    13,952,947
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  352,653,099
                                                                 ---------------
(Cost $330,876,881)

OTHER ASSETS AND LIABILITIES - 0.1%                                      511,387
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $353,164,486
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $331,696,158
                                                                 ===============
Gross tax appreciation of investments                              $ 21,068,631
Gross tax depreciation of investments                                  (111,690)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 20,956,941
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                               OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE     SALES      REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE        VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity Growth Fund
Investor Class           1,687,245    $12,862,853  $1,362,178  $  (2,148)     $  103,669    2,149,518  $ 55,178,127
Growth Fund
Investor Class           1,055,431      6,961,038     317,184         54               -    1,367,772    30,077,306
Large Company
Value Fund
Investor Class           3,373,572     10,271,153       5,011         (4)        108,349    4,804,961    35,412,563
Real Estate Fund
Investor Class             175,411      1,637,010     201,354       (740)         20,862      221,089     7,282,672
Small Company Fund
Investor Class             501,537      2,061,525       1,299       (187)              -      713,733     7,144,467
Value Fund
Investor Class           1,781,053      3,854,147   1,914,590     11,025          57,992    2,036,359    15,965,055
Vista Fund
Investor Class(2)        1,126,585      5,420,103   2,818,846   (273,386)              -    1,304,451    21,327,774
Diversified
Bond Fund
Investor Class           6,125,114     25,094,494      13,607       (556)        805,760    8,645,672    86,543,176
High-Yield Fund
Investor Class           1,015,623      2,199,868       1,461        (65)        120,089    1,363,440     8,685,113
Emerging
Markets Fund
Investor Class           1,068,723      4,362,944       2,133       (181)              -    1,560,617    14,529,344
International
Growth Fund
Investor Class           2,434,874      8,358,682   1,443,095    (38,635)              -    3,047,366    35,837,024
Prime Money
Market Fund
Investor Class          15,237,051      5,483,812       3,332          -         209,721   20,717,531    20,717,531
International
Bond Fund
Investor Class             757,510      3,408,294       2,438       (202)              -    1,007,433    13,952,947
                       --------------------------------------------------------------------------------------------
                                      $91,975,923  $8,086,528  $(305,025)     $1,426,442               $352,653,099
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): AGGRESSIVE
OCTOBER 31, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 58.6%
         1,349,100  Equity Growth Fund
                    Investor Class                                  $ 34,631,397
         1,677,119  Growth Fund Investor Class                        36,879,846
         3,004,416  Large Company Value Fund
                    Investor Class                                    22,142,546
           153,694  Real Estate Fund Investor Class                    5,062,680
           558,097  Small Company Fund
                    Investor Class                                     5,586,551
         1,178,850  Value Fund Investor Class                          9,242,184
         1,888,498  Vista Fund Investor Class(2)                      30,876,942
                                                                 ---------------
                                                                     144,422,146
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 19.3%
         1,762,254  Emerging Markets Fund
                    Investor Class                                    16,406,585
         2,646,681  International Growth Fund
                    Investor Class                                    31,124,969
                                                                 ---------------
                                                                      47,531,554
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 19.0%
         3,600,973  Diversified Bond Fund
                    Investor Class                                    36,045,740
         1,704,001  High-Yield Fund Investor Class                    10,854,486
                                                                 ---------------
                                                                      46,900,226
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         4,794,612  Prime Money Market Fund
                    Investor Class                                     4,794,612
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           174,770  International Bond Fund
                    Investor Class                                     2,420,565
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  246,069,103
                                                                 ---------------
(Cost $228,104,690)

OTHER ASSETS AND LIABILITIES - 0.1%                                      209,320
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $246,278,423
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 228,599,898
                                                                 ===============
Gross tax appreciation of investments                             $  17,626,179
Gross tax depreciation of investments                                  (156,974)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  17,469,205
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

THE FUND INVESTS IN A COMBINATION OF UNDERLYING AMERICAN CENTURY FUNDS. THE
FUND'S ASSET ALLOCATION IS INTENDED TO DIVERSIFY INVESTMENTS AMONG STOCKS,
BONDS, AND CASH EQUIVALENTS. THE PORTFOLIO HOLDINGS OF EACH UNDERLYING FUND ARE
AVAILABLE AT AMERICANCENTURY.COM OR UPON REQUEST AT 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                              OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE     SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity Growth Fund
Investor Class           1,161,627    $ 5,908,001  $1,247,244   $     505      $ 70,037    1,349,100  $ 34,631,397
Growth Fund
Investor Class           1,414,558      6,231,367     663,590      (2,665)            -    1,677,119    36,879,846
Large Company
Value Fund
Investor Class           2,279,282      5,224,519      28,204         (51)       71,867    3,004,416    22,142,546
Real Estate Fund
Investor Class             133,370        830,017     191,055         363        15,570      153,694     5,062,680
Small Company Fund
Investor Class             428,074      1,268,646       9,232      (1,307)            -      558,097     5,586,551
Value Fund
Investor Class           1,150,600      1,649,939   1,435,036       7,854        36,777    1,178,850     9,242,184
Vista Fund
Investor Class(2)        1,594,954      5,469,261     884,467    (123,952)            -    1,888,498    30,876,942
Emerging
Markets Fund
Investor Class           1,391,260      3,309,753      23,247      (2,125)            -    1,762,254    16,406,585
International
Growth Fund
Investor Class           2,288,519      5,285,143   1,257,894     (37,666)            -    2,646,681    31,124,969
Diversified
Bond Fund
Investor Class           2,675,997      9,256,879      49,604      (2,109)      345,247    3,600,973    36,045,740
High-Yield Fund
Investor Class           1,390,222      1,998,768      16,696        (858)      158,917    1,704,001    10,854,486
Prime Money
Market Fund
Investor Class           3,862,210        939,438       7,036           -        51,360    4,794,612     4,794,612
International
Bond Fund
Investor Class             144,708        415,043       5,487         (13)            -      174,770     2,420,565
                       -------------------------------------------------------------------------------------------
                                      $47,786,774  $5,818,792   $(162,024)     $749,775               $246,069,103
                       ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY AGGRESSIVE
OCTOBER 31, 2006

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 71.4%
           677,899  Equity Growth Fund
                    Investor Class                                  $ 17,401,667
           832,092  Growth Fund Investor Class                        18,297,703
         1,497,530  Large Company Value Fund
                    Investor Class                                    11,036,796
            62,673  Real Estate Fund Investor Class                    2,064,449
           252,881  Small Company Fund
                    Investor Class                                     2,531,339
           641,047  Value Fund Investor Class                          5,025,808
           955,001  Vista Fund Investor Class(2)                      15,614,266
                                                                 ---------------
                                                                      71,972,028
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 23.3%
           829,303  Emerging Markets Fund
                    Investor Class                                     7,720,811
         1,338,427  International Growth Fund
                    Investor Class                                    15,739,902
                                                                 ---------------
                                                                      23,460,713
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 2.4%
           244,709  Diversified Bond Fund
                    Investor Class                                     2,449,537
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         1,955,012  Prime Money Market Fund
                    Investor Class                                     1,955,012
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
            71,259  International Bond Fund
                    Investor Class                                       986,937
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 100,824,227
                                                                 ---------------
(Cost $92,114,713)

OTHER ASSETS AND LIABILITIES(3)                                           15,720
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $100,839,947
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.
(3) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 92,407,253
                                                                 ===============
Gross tax appreciation of investments                              $  8,466,353
Gross tax depreciation of investments                                   (49,379)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  8,416,974
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2006, follows:

                                                                                             OCTOBER 31, 2006
                       JULY 31, 2006    PURCHASE      SALES    REALIZED     DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST         COST    GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity Growth Fund
Investor Class             576,860    $ 3,052,628  $  543,178   $  2,950       $ 34,898      677,899  $ 17,401,667
Growth Fund
Investor Class             697,982      3,187,195     347,865        511              -      832,092    18,297,703
Large Company
Value Fund
Investor Class           1,156,008      2,449,937       6,776        (53)        36,572    1,497,530    11,036,796
Real Estate Fund
Investor Class              54,124        348,383      80,508         60          6,338       62,673     2,064,449
Small Company Fund
Investor Class             192,812        583,730       1,915       (258)             -      252,881     2,531,339
Value Fund
Investor Class             604,033        913,308     637,108      1,072         19,374      641,047     5,025,808
Vista Fund
Investor Class(2)          784,706      2,827,460     117,879    (15,468)             -      955,001    15,614,266
Emerging
Markets Fund
Investor Class             658,305      1,517,714       5,075       (389)             -      829,303     7,720,811
International
Growth Fund
Investor Class           1,142,021      2,747,318     536,918    (13,293)             -    1,338,427    15,739,902
Diversified
Bond Fund
Investor Class              80,339      1,641,411         912        (20)        15,154      244,709     2,449,537
Prime Money
Market Fund
Investor Class           1,567,786        388,543       1,317          -         20,987    1,955,012     1,955,012
International
Bond Fund
Investor Class              58,738        174,274       3,771        (38)             -       71,259       986,937
                       -------------------------------------------------------------------------------------------
                                      $19,831,901  $2,283,222   $(24,926)      $133,323               $100,824,227
                       ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    December 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    December 22, 2006

By:      /s/  Robert J. Leach
         -------------------------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    December 22, 2006